Financial instruments - Derivative Financial Instruments (Hedges) Measured at Fair Value (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 18, 2023	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Hedging assets		$ 25,039	$ 33,794
Hedging liabilities		53,657	68,342
Effect on profit or loss for the period derivative instruments		(7,666)	25,714
Hedging reserve in equity before tax		(1,275)	(19,967)
Series Q bonds
Financial instruments [Line Items]
Effect on profit or loss for the period derivative instruments	$ 16,440
Debt | Cross currency swap contracts
Financial instruments [Line Items]
Hedging assets		23,031	22,481
Hedging liabilities		38,810	62,526
Effect on profit or loss for the period derivative instruments		(13,067)	(12,939)
Hedging reserve in equity before tax		(2,712)	(27,106)
Debt | Cross currency swap contracts | Short term
Financial instruments [Line Items]
Hedging assets		7,038	7,014
Hedging liabilities		30,442	42,754
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		0	0
Debt | Cross currency swap contracts | Long term
Financial instruments [Line Items]
Hedging assets		15,993	15,467
Hedging liabilities		8,368	19,772
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		0	0
Investment
Financial instruments [Line Items]
Hedging assets		24,520	29,620
Hedging liabilities		38,862	62,526
Effect on profit or loss for the period derivative instruments		(13,067)	(12,939)
Hedging reserve in equity before tax		(1,275)	(19,967)
Investment | Forward contract
Financial instruments [Line Items]
Hedging assets		1,489	7,139
Hedging liabilities		52	0
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		1,437	7,139
Investment | Forward contract | Short term
Financial instruments [Line Items]
Hedging assets		1,489
Hedging liabilities		0
Effect on profit or loss for the period derivative instruments		0
Hedging reserve in equity before tax		0
Investment | Forward contract | Long term
Financial instruments [Line Items]
Hedging assets		0	7,139
Hedging liabilities		52	0
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		1,437	7,139
Investment | Option contract
Financial instruments [Line Items]
Hedging assets		519	4,174
Hedging liabilities		14,795	5,816
Effect on profit or loss for the period derivative instruments		5,401	38,653
Hedging reserve in equity before tax		0	0
Investment | Option contract | Short term
Financial instruments [Line Items]
Hedging assets		519	4,174
Hedging liabilities		14,795	5,816
Effect on profit or loss for the period derivative instruments		0	0
Hedging reserve in equity before tax		$ 0	$ 0